Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 170,692	[1]	¥ 170,692
Reclassification on change of holding intention:
Provision for impairment losses (Note 19(d))	18		0	[1],[2]	¥ 324	[1],[2],[3]
Ending balance	84,788		170,692	[1]	170,692
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			247,281
Impact on initial application of IFRS 16							¥ (110,441)
Acquisitions through business combinations	18		97
Depreciation charge for the year	70,774
Additions	6,455		12,415
Transfer from construction in progress	4,042		14,134
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	(16)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	2,641
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			(1,910)
Disposals	(3,296)		(8,990)
Ending balance	162,430				247,281
Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	263,027
Reclassification on change of holding intention:
Ending balance			263,027
Gross carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	152,586
Reclassification on change of holding intention:
Ending balance			152,586
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92,335		88,355
Impact on initial application of IFRS 16							(21,561)
Depreciation charge for the year	9,029		13,969
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	(5)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	874
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			(1,686)
Disposals	(2,981)		(7,980)
Provision for impairment losses (Note 19(d))	18
Impairment losses written off on disposals	(67)		(323)
Ending balance	77,642		92,335		88,355
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			499
Reclassification on change of holding intention:
Ending balance	304				499
Investment properties [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			794
Impact on initial application of IFRS 16							0
Acquisitions through business combinations	0		0
Depreciation charge for the year	314
Additions	0		0
Transfer from construction in progress	0		0
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	(327)		19
transferred to right-of-use assets, net	(16)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			0
Disposals	0		0
Ending balance	470				794
Investment properties [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	813
Reclassification on change of holding intention:
Ending balance			813
Investment properties [member] | Gross carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	813
Reclassification on change of holding intention:
Ending balance			813
Investment properties [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	314		270
Impact on initial application of IFRS 16							0
Depreciation charge for the year	29		29
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	(172)		15
transferred to right-of-use assets, net	(5)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			0
Disposals	0		0
Provision for impairment losses (Note 19(d))	0
Impairment losses written off on disposals	0		0
Ending balance	166		314		270
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			8,801
Reclassification on change of holding intention:
Ending balance	11,129				8,801
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			12,611
Impact on initial application of IFRS 16							0
Acquisitions through business combinations	0		51
Depreciation charge for the year	4,353
Additions	181		48
Transfer from construction in progress	2,515		489
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	327		(19)
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			0
Disposals	(131)		(26)
Ending balance	16,046				12,611
Buildings [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,154
Reclassification on change of holding intention:
Ending balance			13,154
Buildings [member] | Gross carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,154
Reclassification on change of holding intention:
Ending balance			13,154
Buildings [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,353		3,965
Impact on initial application of IFRS 16							0
Depreciation charge for the year	444		413
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	172		(15)
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			0
Disposals	(52)		(10)
Provision for impairment losses (Note 19(d))	0
Impairment losses written off on disposals	0		0
Ending balance	4,917		4,353		3,965
Owned aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			59,844
Reclassification on change of holding intention:
Ending balance	59,099				59,844
Owned aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			105,974
Impact on initial application of IFRS 16							0
Acquisitions through business combinations	0		0
Depreciation charge for the year	48,918
Additions	3,034		3,644
Transfer from construction in progress	871		4,792
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	2,641
Reclassification on exercise of purchase option			3,940
Transfer to assets held for sale			(1,804)
Disposals	(2,032)		(7,784)
Ending balance	113,276				105,974
Owned aircraft [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108,762
Reclassification on change of holding intention:
Ending balance			108,762
Owned aircraft [member] | Gross carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108,762
Reclassification on change of holding intention:
Ending balance			108,762
Owned aircraft [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,918		50,995
Impact on initial application of IFRS 16							0
Depreciation charge for the year	6,390		5,667
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	874
Reclassification on exercise of purchase option			1,072
Transfer to assets held for sale			(1,582)
Disposals	(1,993)		(6,912)
Provision for impairment losses (Note 19(d))	18
Impairment losses written off on disposals	(30)		(322)
Ending balance	54,177		48,918		50,995
Aircraft acquired under finance leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			88,799
Reclassification on change of holding intention:
Ending balance	0				88,799
Aircraft acquired under finance leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			99,367
Impact on initial application of IFRS 16							(110,360)
Acquisitions through business combinations	0		0
Depreciation charge for the year	0
Additions	0		7,049
Transfer from construction in progress	0		8,038
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			(3,940)
Transfer to assets held for sale			0
Disposals	0		(154)
Ending balance	0				99,367
Aircraft acquired under finance leases [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	110,360
Reclassification on change of holding intention:
Ending balance			110,360
Aircraft acquired under finance leases [member] | Gross carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Reclassification on change of holding intention:
Ending balance			0
Aircraft acquired under finance leases [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,561		17,011
Impact on initial application of IFRS 16							(21,561)
Depreciation charge for the year	0		5,776
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			(1,072)
Transfer to assets held for sale			0
Disposals	0		(154)
Provision for impairment losses (Note 19(d))	0
Impairment losses written off on disposals	0		0
Ending balance	0		21,561		17,011
Other flight equipment including rotables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			10,318
Reclassification on change of holding intention:
Ending balance	11,266				10,318
Other flight equipment including rotables [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			21,906
Impact on initial application of IFRS 16							(81)
Acquisitions through business combinations	0		12
Depreciation charge for the year	12,371
Additions	2,380		1,250
Transfer from construction in progress	200		401
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			(106)
Disposals	(803)		(774)
Ending balance	24,385				21,906
Other flight equipment including rotables [Member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,689
Reclassification on change of holding intention:
Ending balance			22,689
Other flight equipment including rotables [Member] | Gross carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,608
Reclassification on change of holding intention:
Ending balance			22,608
Other flight equipment including rotables [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,371		11,678
Impact on initial application of IFRS 16							0
Depreciation charge for the year	1,483		1,462
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			(104)
Disposals	(698)		(664)
Provision for impairment losses (Note 19(d))	0
Impairment losses written off on disposals	(37)		(1)
Ending balance	13,119		12,371		11,678
Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,431
Reclassification on change of holding intention:
Ending balance	2,990				2,431
Machinery, equipment and vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			6,629
Impact on initial application of IFRS 16							0
Acquisitions through business combinations	18		34
Depreciation charge for the year	4,818
Additions	860		424
Transfer from construction in progress	456		414
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			0
Disposals	(330)		(252)
Ending balance	8,253				6,629
Machinery, equipment and vehicles [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,249
Reclassification on change of holding intention:
Ending balance			7,249
Machinery, equipment and vehicles [member] | Gross carrying amount [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,249
Reclassification on change of holding intention:
Ending balance			7,249
Machinery, equipment and vehicles [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,818		4,436
Impact on initial application of IFRS 16							¥ 0
Depreciation charge for the year	683		622
Reclassification on change of holding intention:
transferred to other property, plant and equipment, net	0		0
transferred to right-of-use assets, net	0
Transferred from right-of-use assets on exercise of purchase option (Note 21)	0
Reclassification on exercise of purchase option			0
Transfer to assets held for sale			0
Disposals	(238)		(240)
Provision for impairment losses (Note 19(d))	0
Impairment losses written off on disposals	0		0
Ending balance	¥ 5,263		¥ 4,818		¥ 4,436

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).